MINERAL PROPERTY INVESTMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mineral Property Investments Abstract
Mineral property investments, beginning	$ 5,398	$ 4,417
Fair value gain	1,329	981
Mineral property investments, ending	$ 6,726	$ 5,398